Acquisition of Seaspan Management Services Limited	12 Months Ended
Dec. 31, 2013
Business Combinations [Abstract]
Acquisition of Seaspan Management Services Limited
3.	Acquisition of Seaspan Management Services Limited:

On January 27, 2012, the Company acquired 100 percent of Seaspan Management Services Limited (the “Manager”), an affiliated privately owned company that has provided technical, administrative and strategic services to the Company. The Company’s acquisition of the Manager has increased its control over access to the fixed-rate services that the Manager provides to the Company on a long-term basis, and reduced certain conflicts between the Company and its directors who have interests in the Manager.

The aggregate purchase price was $106,518,000, including:

4,220,728 of the Company’s Class A common shares	$66,899
Contingent consideration	18,437
Settlement of intercompany balances	20,022
Stock based compensation	1,160

Aggregate purchase price	$106,518

Under the Share Purchase Agreement, $7,500,000 or 586,212 shares of Class A common shares were deposited in escrow for settlement of potential indemnifiable damages. The escrowed shares were released on January 30, 2013, the end of the escrow period.

The value of the Company’s Class A common shares issued was determined based on the closing market price of those common shares on January 26, 2012.

The contingent consideration arrangement requires the Company to pay the former owners of the Manager additional consideration of 39,081 of the Company’s Class A common shares for each of certain containerships ordered or acquired by the Company, Greater China Intermodal Investments LLC (“GCI”) or Blue Water Commerce, LLC (collectively, the “Contingency Parties”) after December 12, 2011 and prior to August 15, 2014 and which are to be managed by the Manager or the Company. The fair value of the contingent consideration is based on the estimated containership orders and acquisitions of each of the Contingency Parties prior to August 15, 2014. For the year ended December 31, 2013, total shares issued related to this contingent consideration arrangement were 820,701. At December 31, 2013, 273,564 contingent shares are issuable in January 2014.

For the year ended December 31, 2013, no acquisition-related costs (2012—$1,184,000) have been included in general and administrative expense in the Company’s consolidated statements of operations.